SEGMENTED INFORMATION - Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SEGMENTED INFORMATION
Goodwill	$ 4,157,672	$ 4,157,672
Detour
SEGMENTED INFORMATION
Goodwill	1,215,444
Canadian Malartic Complex
SEGMENTED INFORMATION
Goodwill	2,882,228
Exploration
SEGMENTED INFORMATION
Goodwill	60,000
Cost
SEGMENTED INFORMATION
Goodwill	4,578,559
Cost | Detour
SEGMENTED INFORMATION
Goodwill	1,215,444
Cost | Macassa
SEGMENTED INFORMATION
Goodwill	420,887
Cost | Canadian Malartic Complex
SEGMENTED INFORMATION
Goodwill	2,882,228
Cost | Exploration
SEGMENTED INFORMATION
Goodwill	60,000
Accumulated impairment
SEGMENTED INFORMATION
Goodwill	(420,887)
Accumulated impairment | Macassa
SEGMENTED INFORMATION
Goodwill	$ (420,887)